Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Company's Options and Weighted Average Exercise Price
A summary of the Company’s options and the changes for the year is as follows:

	Number of options	Weighted average exercise price per share (CAD)

Options outstanding at December 31, 2020	9,127,103	7.33

Granted	2,968,000	7.18

Exercised	(855,761)	(4.96)

Options outstanding at December 31, 2021	11,239,342	7.47

Granted 1	6,249,148	7.19

Exercised	(1,130,218)	(5.39)

Expired	(2,250)	(15.00)

Options outstanding at December 31, 2022	16,356,022	7.50

1	Includes stock options granted in conjunction with the acquisition of Nomad Royalties, which is further discussed in note 5(b).

Summary of Share Purchase Options and Exercise Price Ranges
A summary of the Company’s options as of December 31, 2022 is as follows:

Year of expiry	Number outstanding	Vested	Exercise price per share (range) (CAD) 1	Exercise price per share (CAD) 1

2023	3,156,999	3,156,999	5.92 – 7.44	6.04

2024	3,188,023	3,188,023	1.66 – 12.40	8.05

2025	2,812,000	1,874,672	9.43	9.43

2026	2,968,000	989,336	7.18	7.18

2027	4,231,000	-	7.12	-

	16,356,022	9,209,030		7.55

1	Weighted average exercise price of options that are exercisable.

Summary of the Company's Other Equity Instruments and the Changes for the Year
A summary of the Company’s warrants and the changes for the year is as follows:

	Number of warrants	Shares to be issued upon exercise of warrants

Warrants outstanding at December 31, 2020 and December 31, 2021	-	-

Granted 1	2,661,012	2,661,012

Exercised	(484)	(484)

Expired	(2,418,528)	(2,418,528)

Warrants outstanding at December 31, 2022	242,000	242,000

1	Includes share purchase warrants granted in conjunction with the acquisition of Nomad Royalties, which is further discussed in note 5(b).

Summary of Information of Diluted Earnings per Share
Diluted earnings per share is calculated based on the following:

In $000s (except for shares and per share amounts)	Year Ended December 31, 2022	Year Ended December 31, 2021

Net income attributable to Sandstorm’s shareholders for the y ear	$78,361	$27,622

Basic weighted average number of shares	231,348,386	193,974,313

Basic earnings per share	$0.34	$0.14

Effect of dilutive securities

Stock options	1,192,958	1,684,992

Restricted share rights	1,776,836	2,164,175

Diluted weighted average number of common shares	234,318,180	197,823,480

Diluted earnings per share	$0.33	$0.14

Number of Stock Options and Warrants Excluded from the Computation of Diluted Earnings per Share
The following table lists the number of potentially dilutive securities excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of CAD8.10 during the year ended December 31, 2022 (December 31, 2021 — CAD8.76).

	Year Ended December 31, 2022	Year Ended December 31, 2021

Stock Options	4,700,144	4,241,250

Warrants	2,225,825	-

Summarized Financial Information of Subsidiary	Summarized financial information for the Company’s investment in this subsidiary, on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	As at December 31, 2022

Current Assets	$1,791

Non-current Assets	81,022

Total Assets	$82,813

Current Liabilities	$445

Non-current Liabilities	-

Total Liabilities	$445

Net Assets	$82,368

In $000s	Year Ended December 31, 2022

Revenue	$2,615

Depletion	(1,656)

Administration expenses and other	28

Income tax expense	(714)

Total net income and comprehensive income	$273

Total net income and comprehensive income attributable to non-controlling interests	$89